Income Taxes - Schedule of Income Tax Recognized Directly in Equity (Detail) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended				12 Months Ended
	Jun. 30, 2018		Mar. 31, 2018	[1]	Jun. 30, 2017		Mar. 31, 2017	[1]	Jun. 30, 2018	Dec. 31, 2017	[1]	Jun. 30, 2017	Dec. 31, 2017
Current and deferred tax relating to items charged or credited directly to equity [line items]
Deferred income tax expense (recovery) recognized in equity	$ 30	[1]	$ 59		$ (113)	[1]	$ 152		$ 89	$ (104)		$ 39	$ (65)
Write-down of previously recognized temporary differences [member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Deferred income tax expense (recovery) recognized in equity	$ 30				$ (113)				$ 89			$ 39

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "DIT" = Deferred Income Taxes; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.